Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 207	$ 267
Trade accounts receivable, net	1,217	1,246
Inventories	884	931
Deferred income taxes	433	458
Prepaid expenses and other current assets	281	203
Total current assets	3,022	3,105
Property, plant and equipment, net	1,564	1,670
Goodwill	5,973	9,761
Other intangible assets, net	6,289	6,473
Other long-term assets	306	281
TOTAL ASSETS	17,154	21,290
Current liabilities:
Current debt obligations	4	4
Accounts payable	232	203
Accrued expenses	1,284	1,327
Other current liabilities	252	273
Total current liabilities	1,772	1,807
Long-term debt	4,252	4,257
Deferred income taxes	1,713	1,865
Other long-term liabilities	2,547	2,008
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.01 par value - authorized 50,000,000 shares, none issued and outstanding
Common stock, $0.01 par value - authorized 2,000,000,000 shares; issued 1,542,347,188 shares as of December 31, 2012 and 1,531,006,390 shares as of December 31, 2011	15	15
Treasury stock, at cost - 186,635,532 shares as of December 31, 2012 and 81,950,716 shares as of December 31, 2011	(1,092)	(492)
Additional paid-in capital	16,429	16,349
Accumulated deficit	(8,449)	(4,381)
Accumulated other comprehensive loss, net of tax:
Foreign currency translation adjustment	(26)	(58)
Unrealized gain (loss) on derivative financial instruments	34	(48)
Unrealized costs associated with certain retirement plans	(41)	(32)
Total stockholders’ equity	6,870	11,353
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 17,154	$ 21,290